Benefit Plans - Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Projected benefit obligation	$ 6,205	$ 5,479
Accumulated benefit obligation	5,332	4,695
Fair value of plan assets	$ 9,734	$ 8,381